Financial Instrument - Functional Currencies of Respective Entities on Pre-tax Profit/ (Loss) and Pre-tax Equity (Detail) - Currency risk [member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Effect on pre-tax profit/(loss) of a 10% strengthening in currency	₨ 9,116	$ 120	₨ 11,325
India, Rupees
Disclosure of detailed information about financial instruments [line items]
Effect on pre-tax profit/(loss) of a 10% strengthening in currency	₨ (4,522)	$ (60)	₨ (3,072)